Consolidated Statements of Financial Position (Details) - Schedule of amounts recognized in profit or loss - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Depreciation expense of right-of-use assets (see Note 4.2)	€ 384,432	€ 371,551	€ 362,137
Interest expense on lease liabilities	21,947	14,055	7,311
Rental expense from leases	6,261	6,261	6,275
Thereof short-term leases (included in administrative expenses)			937
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	5,338
Total amounts recognized in profit or loss	€ 412,640	€ 391,867	€ 375,723